Summary of Significant Accounting Policies (Details 3) - Accounts receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
A [Member]
Concentration Risk [Line Items]
Concentrations of credit risk accounts receivable		[1]	$ 4,245,971
Concentration risk, percentage		[1]	25.90%
B [Member]
Concentration Risk [Line Items]
Concentrations of credit risk accounts receivable	$ 4,010,897			[1]
Concentration risk, percentage	18.30%			[1]

[1]	Represented less than 10% of consolidated account receivable balance.